MINERAL PROPERTIES (Details Narrative)						1 Months Ended				12 Months Ended
	Jul. 07, 2021 CAD ($)	Feb. 10, 2021 CAD ($) $ / shares shares	Feb. 10, 2021 USD ($) shares	Sep. 07, 2020 USD ($)	Jul. 13, 2020 USD ($)	Jun. 22, 2021 CAD ($)	Jun. 15, 2021 USD ($)	Oct. 22, 2018	Apr. 19, 2018 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Nov. 24, 2020 shares	Sep. 18, 2020 shares	May 01, 2020 shares	Oct. 09, 2019 shares	Sep. 26, 2019 shares
Statement [Line Items]
Description Of Bisoni Group Acquisition										the Company issued 4 million Common Shares (the “Bisoni APA Shares”) and paid $200,000 cash to Cellcube. Additionally, subject to TSX approval, if, on or before December 31, 2023, the price of European vanadium pentoxide on the Metal Bulletin (or an equivalent publication) exceeds US$12 a pound for 30 consecutive days, the Company will issue to Cellcube additional Common Shares with a value of $500,000 calculated based upon the 5-day volume weighted average price of the Common Shares immediately following the satisfaction of the vanadium pentoxide pricing condition.	the Company issued 4 million Common Shares (the “Bisoni APA Shares”) and paid $200,000 cash to Cellcube. Additionally, subject to TSX approval, if, on or before December 31, 2023, the price of European vanadium pentoxide on the Metal Bulletin (or an equivalent publication) exceeds US$12 a pound for 30 consecutive days, the Company will issue to Cellcube additional Common Shares with a value of $500,000 calculated based upon the 5-day volume weighted average price of the Common Shares immediately following the satisfaction of the vanadium pentoxide pricing condition.
Issue Common Shares To Victory Nickel | shares											24,124,955	18,051,883	12,129,951	2,300,000	400,000	160,100	10,495	17,500
Impairment/(recovery) Of Mineral Property										$ 1,278,817		$ 0	$ (13,708,200)
VC Exploration Group
Statement [Line Items]
Description Of Royalty Agreement								the Former Louie Hill Lessors as an advance royalty: (i) US$75,000 upon the Company achieving Commercial Production (as defined in the Royalty Agreement) at the Gibellini Project; (ii) US$50,000 upon the Company selling, conveying, transferring or assigning all or any portion of certain claims defined in the Royalty Agreement to any third party and (iii) annually upon the anniversary date of July 10, 2018, and the anniversary date of each year thereafter during the term of the Royalty Agreement: (a) if the average vanadium pentoxide price per pound as quoted on www.metalbulletin.com (the “Metal Bulletin”) or another reliable and reputable industry source as agreed by the parties, remains below US$7.00/lb during the preceding 12 months, US$12,500; or (b) if the average vanadium pentoxide price per pound as quoted on Metal Bulletin or another reliable and reputable industry source as agreed by the parties, remains equal to or above US$7.00/lb during the preceding 12 months, US$2,000 x average vanadium pentoxide price per pound up to a maximum annual advance royalty payment of US$28,000.
Sunawayo Project
Statement [Line Items]
Transfer Mining Rights For Consideration				$ 6,500,000
Paid Execution Of Sunawayo Spa				300,000
Remaining To Be Paid In Cash Twelve Equal Monthly Installments				$ 6,200,000
Made One Payment Totaling To Date											$ 300,000
Impairment Charge Of Deferred Exploration Costs											1,278,817
Triunfo Project
Statement [Line Items]
Right To Purchase Project					$ 1,000,000
Company Paid The Triunfo Vendor					$ 100,000
Description Of Company Pay The Triunfo Vendor					Until the Company exercises its Purchase Right, beginning in 2021 the Company must pay the Triunfo Vendor US$50,000 on June 15 of each year to maintain the Triunfo Rights.
Paid To Maintain Their Purchase Right To The Triunfo Vendor							$ 50,000
Residual Interest May Be Extinguished											300,000
Residual Interest May Be Reduced By Four Percent											250,000
Residual Interest May Be Reduced By Three Percent											200,000
Residual Interest May Be Reduced By Two Percent											150,000
Residual Interest May Be Reduced By One Percent											$ 100,000
Minago Project
Statement [Line Items]
Acquired A Secured Debt Facility Owed By Victory Nickel		$ 8,505,749
Acquired A Secured Debt Facility In Cash			$ 6,675,000
Common Share Purchase Warrants, Shares | shares		300,000	300,000
Common Share Purchase Warrants, Valued		$ 886,545
Exercise Price, Per Share | $ / shares		$ 4.76
Expiring Date		Feb. 08, 2026	Feb. 08, 2026
Description Of Expiring Date Extended		automatically be extended in 5-year increments	automatically be extended in 5-year increments
Contingent Asset			$ 6,675,000
Financial Advisory Services Rendered By Red Cloud Securities Inc.		$ 200,000
Description Of Acquired The Minago Project		the Company acquired the Minago Project for aggregate consideration of $16,011,151 (US$11,675,000), which consisted of a $8,505,749 (US$6,675,000) (“Property Payment”) credit against the SDF owed by Victory Nickel to the Company at closing, $886,545 of warrants issued with respect to the SDF, $6,231,673 (US$5,000,000) in the Company common shares (“Consideration Shares”) to be issued over a one-year period (issued), $200,000 in cash paid to Red Cloud and $187,200 in cash transaction costs.	the Company acquired the Minago Project for aggregate consideration of $16,011,151 (US$11,675,000), which consisted of a $8,505,749 (US$6,675,000) (“Property Payment”) credit against the SDF owed by Victory Nickel to the Company at closing, $886,545 of warrants issued with respect to the SDF, $6,231,673 (US$5,000,000) in the Company common shares (“Consideration Shares”) to be issued over a one-year period (issued), $200,000 in cash paid to Red Cloud and $187,200 in cash transaction costs.
Issue Common Shares To Victory Nickel | shares											2,000,000
Comman Share, Price | $ / shares											$ 10
Pulacayo Project
Statement [Line Items]
Description Of Royalty Payments										The Pulacayo MPC grants the Company the 100% exclusive right to develop and mine at the Pulacayo and Paca concessions for up to 30 years against certain royalty payments.	The Pulacayo MPC grants the Company the 100% exclusive right to develop and mine at the Pulacayo and Paca concessions for up to 30 years against certain royalty payments.
Monthly Rent Payment											$ 1,000
Sale Of Silver Resource											$ 36,800,000
Sale Of Silver Resource Per Ounce | $ / shares											$ 0.79
Sale Of Zinc Or Lead											$ 303,000,000
Sale Of Zinc Or Lead Per Pound | $ / shares											$ 0.0136
Estimated Recoverable Amount											$ 31,400,000
Impairment/(recovery) Of Mineral Property											13,708,200
Pulacayo Ltda
Statement [Line Items]
Monthly Rent Payment											1,500
Gibellini Project
Statement [Line Items]
Advance Royalty Payment											$ 120,000
Net Smelter Return Royalty											2.50%
Nsr Payments											$ 3,000,000
Rduced Remaining Life Of Mine										2.00%	2.00%
Production Royalty Payments Lease Term										10 years	10 years
Production Royalty Payments Expiring Date										Jun. 22, 2027	Jun. 22, 2027
Additioanl Lease Term										10 years	10 years
Gibellini MLA
Statement [Line Items]
Transferred Claims Amount									$ 1,000,000
Transfer Payment Amount									99,027
Transfer Payment Due Remaining									$ 900,973
Gibellini Lessor
Statement [Line Items]
Advance Royalty Payment						$ 50,000						50,000	120,000
Former Louie Hill Lessors
Statement [Line Items]
Advance Royalty Payment	$ 12,500											$ 12,500	$ 28,000